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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08553

Evergreen International Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for six of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, Evergreen Intrinsic World Equity Fund and Evergreen Precious Metals Fund for the quarter ended July 31, 2008. These six series have a October 31 fiscal year end.

Date of reporting period: July 31, 2008

Item 1 – Schedule of Investments

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 93.8%
CONSUMER DISCRETIONARY 7.8%
Automobiles 1.0%
Astra International	Indonesia	2,795,000	$6,899,609

Hotels, Restaurants & Leisure 1.5%
Alsea SA de CV * ρ	Mexico	1,450,428	1,631,448
Genting Berhad	Malaysia	2,508,500	4,512,678
Resorts World Berhad	Malaysia	4,200,000	3,589,929

			9,734,055

Media 2.9%
Astro All Asia Networks plc	United Kingdom	2,311,500	2,345,515
Grupo Clarin SA, Class B, GDR 144A	Argentina	90,000	720,000
Grupo Televisa SA de CV, ADR ρ	Mexico	606,500	13,640,185
Net Servicos De Comunicacao SA, ADR ρ	Brazil	202,576	2,544,355

			19,250,055

Multi-line Retail 2.0%
Lojas Americanas SA	Brazil	700,000	5,322,684
Lojas Renner SA	Brazil	180,000	3,610,351
Lotte Shopping Co.	South Korea	14,500	4,294,973

			13,228,008

Textiles, Apparel & Luxury Goods 0.4%
Texwinca Holdings, Inc.	Bermuda	2,950,000	2,597,405

CONSUMER STAPLES 8.5%
Beverages 1.9%
Companhia de Bebidas das Americas, ADR	Brazil	35,000	2,072,700
Lotte Chilsung Beverage Co., Ltd.	South Korea	3,500	3,285,377
Thai Beverage plc	Thailand	21,000,000	3,295,235
Tsingtao Brewery Co., Ltd. ρ	China	1,934,000	4,163,325

			12,816,637

Food & Staples Retailing 0.7%
C.P. 7- Eleven Public Co., Ltd.	Thailand	16,069,400	4,702,303

Food Products 3.9%
Astra Argo Lestari	Indonesia	1,368,500	3,283,371
CJ CheilJedang Corp. * ρ	South Korea	20,199	4,644,459
Cosan, Ltd., Class A *	Bermuda	160,000	2,097,600
Cresud S.A.C.I.F., ADR ρ	Argentina	100,000	1,330,000
Lotte Confectionery Co., Ltd.	South Korea	5,200	6,085,697
PPB Group Berhad	Malaysia	850,100	2,421,706
Tiger Brands, Ltd.	South Africa	160,000	3,162,988
Universal Robina	Philippines	10,500,000	2,543,305

			25,569,126

Household Products 0.8%
Hindustan Lever, Ltd.	India	1,000,000	5,596,658

Personal Products 0.8%
Natura Cosmeticos SA	Brazil	450,000	5,284,984

Tobacco 0.4%
Gudang Garam +	Indonesia	4,000,000	2,917,074

ENERGY 18.1%
Energy Equipment & Services 0.3%
OAO TMK, GDR *	Russia	50,000	1,648,907
OAO TMK, GDR	Russia	17,500	577,118

			2,226,025

1

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 17.8%
Cairn Energy plc *	India	700,110	$3,936,751
Cameco Corp.	Canada	130,000	4,670,900
CNOOC, Ltd., ADR ρ	Hong Kong	55,000	8,105,900
Eurasia Drilling Co., Ltd., GDR 144A	Russia	75,000	1,538,250
Integra Group Holdings, GDR	Russia	40,000	350,708
Kazmunaigas Exploration and Production, GDR 144A	Kazakhstan	70,000	1,781,164
Kazmunaigas Exploration and Production, GDR	Kazakhstan	220,000	5,597,944
Novatek OAO, GDR	Russia	32,500	2,480,273
OAO Gazprom, ADR *	Russia	340,000	16,289,901
OAO LUKOIL, ADR	Russia	185,000	15,369,930
OAO Rosneft Oil Co., GDR *	Russia	300,000	3,186,607
Oil & Natural Gas Corp., Ltd.	India	180,000	4,161,650
PetroChina Co., Ltd., ADR ρ	China	81,500	10,876,990
Petroleo Brasileiro SA, ADR	Brazil	220,000	10,084,800
Petroleo Brasileiro SA, ADR-Frankfurt Exchange	Brazil	200,000	11,182,000
PTT Exploration & Production plc	Thailand	750,000	3,359,212
PTT Public Co.	Thailand	200,000	1,488,059
PTT Public Co.	Thailand	100,000	726,944
Reliance Industries, Ltd., GDR 144A	India	60,000	6,147,303
Sasol, Ltd., ADR ρ	South Africa	90,000	4,764,600
Tambang Batubara Bukit Asam	Indonesia	1,550,000	2,319,399

			118,419,285

FINANCIALS 16.2%
Commercial Banks 11.0%
Banco Bradesco SA, ADR ρ	Brazil	157,500	3,343,725
Banco do Brasil SA	Brazil	545,000	8,740,895
Banco Macro Bansud SA, ADR ρ	Argentina	68,493	1,297,257
Bangkok Bank	Thailand	700,000	2,308,722
Bank Hapoalim, Ltd.	Israel	1,450,000	6,008,107
BNP Paribas	Luxembourg	1,000,000	2,430,000
Credicorp, Ltd.	Bermuda	37,000	2,738,370
First Financial Holding Co., Ltd.	Taiwan	3,384,589	2,815,502
Grupo Financiero Banorte SA de CV, Ser. O ρ	Mexico	884,236	3,805,704
Grupo Financiero Galicia SA, ADR * ρ	Argentina	80,000	388,800
ICICI Bank, Ltd., ADR ρ	India	232,100	6,872,481
Industrial & Commercial Bank of China, Ltd. ρ	China	2,307,000	1,735,597
Kookmin Bank	South Korea	52,687	3,021,466
Kookmin Bank, ADR * ρ	South Korea	80,000	4,587,200
Mega Financial Holding Co., Ltd.	Taiwan	3,074,000	2,053,172
Metropolitan Bank & Trust Co.	Philippines	2,100,000	1,762,969
PT Bank Central Asia Terbuka	Indonesia	10,000,000	3,287,728
Sberbank	Russia	2,403,000	7,153,707
Shinhan Financial Group Corp., Ltd.	South Korea	43,620	2,038,811
Standard Bank Group, Ltd.	South Africa	355,560	4,366,531
Turkiye Is Bankasi AS	Turkey	590,499	2,737,076

			73,493,820

Diversified Financial Services 2.1%
Ayala Corp.	Philippines	403,243	2,665,330
Bovespa Holding SA	Brazil	450,000	5,690,415
Yuanta Financial Holding Co., Ltd.	Taiwan	10,090,500	5,831,376

			14,187,121

2

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 1.4%
Cathay Financial Holding Co., Ltd.	Taiwan	4,830,343	$9,337,873

Real Estate Management & Development 1.7%
Brascan Residential Properties SA	Brazil	650,000	3,106,709
IRSA Inversiones y Representaciones SA, GDR *	Argentina	255,000	2,779,500
KLCC Property Holdings	Malaysia	3,387,900	2,983,638
Sao Carlos Empreendimentos E. Participacoes SA	Brazil	258,900	2,167,150

			11,036,997

HEALTH CARE 0.9%
Pharmaceuticals 0.9%
Guangzhou Pharmaceutical Co., Ltd.	China	2,818,000	1,724,849
Teva Pharmaceutical Industries, Ltd., ADR	Israel	100,000	4,484,000

			6,208,849

INDUSTRIALS 6.5%
Air Freight & Logistics 0.5%
Sinotrans, Ltd.	China	14,000,000	3,323,018

Commercial Services & Supplies 1.0%
104 Corp. +	Taiwan	1,055,000	3,370,742
51job, Inc., ADR * ρ +	Cayman Islands	215,696	3,108,180

			6,478,922

Industrial Conglomerates 2.7%
Barloworld, Ltd.	South Africa	113,000	1,028,756
CJ Corp.	South Korea	37,799	2,078,306
Dogan Sirketler Grubu Holding AS *	Turkey	1,261,704	1,861,327
Far Eastern Textile, Ltd.	Taiwan	3,098,600	3,952,493
KOC Holding AS *	Turkey	470,890	1,886,959
Sime Darby Berhad	Malaysia	2,386,238	5,763,165
SM Investments Corp.	Philippines	218,216	1,326,743

			17,897,749

Machinery 1.8%
First Tractor Co., Ltd.	China	3,500,000	789,391
Hyundai Heavy Industries Co., Ltd.	South Korea	9,000	2,739,718
Samsung Heavy Industries Co., Ltd. ρ	South Korea	120,000	4,553,628
Tata Motors, Ltd., ADR ρ	India	391,541	3,660,908

			11,743,645

Transportation Infrastructure 0.5%
Sichuan Expressway Co., Ltd. +	Hong Kong	13,000,000	3,543,814

INFORMATION TECHNOLOGY 11.9%
Computers & Peripherals 1.7%
ASUSTeK Computer, Inc.	Taiwan	2,100,015	5,507,897
Avermedia Technologies, Inc.	Taiwan	1,561,274	2,131,365
Tatung Co., Ltd.	Taiwan	10,502,000	3,712,420

			11,351,682

Electronic Equipment & Instruments 0.6%
Hon Hai Precision Industry Co., Ltd.	Taiwan	336,812	1,624,780
Johnson Electrical Holdings, Inc. ρ	Bermuda	5,000,000	2,124,363

			3,749,143

Internet Software & Services 2.8%
Alibaba.com, Ltd. * ρ	Cayman Islands	1,117,000	1,407,325
KTHitel Co., Ltd.	South Korea	300,000	2,509,852
SINA Corp. * ρ	Cayman Islands	310,000	14,021,300
Webzen, Inc., ADR * ρ	South Korea	150,000	411,000

			18,349,477

3

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.0%
Infosys Technologies, Ltd., ADR ρ	India	85,000	$3,348,150
Redecard SA	Brazil	180,000	3,358,466

			6,706,616

Semiconductors & Semiconductor Equipment 5.8%
MediaTek, Inc.	Taiwan	199,980	2,061,116
Realtek Semiconductor Corp.	Taiwan	1,997,500	4,655,642
Samsung Electronics Co., Ltd.	South Korea	32,500	18,090,653
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,952,959	3,541,924
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	484,254	4,600,417
United Microelectronics Corp.	Taiwan	12,513,964	5,791,120

			38,740,872

MATERIALS 9.2%
Chemicals 0.3%
ICL-Israel Chemicals, Ltd.	Israel	100,000	1,839,158

Construction Materials 0.7%
Pretoria Portland Cement Co., Ltd.	South Africa	249,007	1,148,343
Ultratech Cement, Ltd.	India	275,000	3,640,982

			4,789,325

Metals & Mining 8.2%
Anglo Platinum, Ltd.	South Africa	43,405	5,694,793
AngloGold Ashanti, Ltd., ADR	South Africa	63,367	2,089,210
Companhia Vale do Rio Doce, ADR	Brazil	300,936	9,037,108
Companhia Vale do Rio Doce, ADR-Frankfurt Exchange	Brazil	310,000	8,112,700
Compania de Minas Buenaventura SA, ADR	Peru	80,000	2,152,800
Gold Fields, Ltd.	South Africa	48,915	585,080
Gold Fields, Ltd., ADR	South Africa	380,000	4,487,800
Grupo Mexico SA de CV	Mexico	3,400,000	6,029,510
Hindalco Industries, Ltd. *	India	150,000	495,843
Impala Platinum Holdings, Ltd.	South Africa	189,904	6,344,456
JSC MMC Norilsk Nickel Group, ADR	Russia	180,000	3,907,703
New World Resources NV, Class A *	Netherlands	90,000	2,773,042
POSCO	South Korea	5,000	2,661,094

			54,371,139

TELECOMMUNICATION SERVICES 14.2%
Diversified Telecommunication Services 4.8%
China Netcom Group Corp., Ltd. ρ	Hong Kong	1,150,000	3,500,047
China Telecom Corp., Ltd.	China	6,000,000	3,280,304
KT Corp., ADR *	South Korea	686,500	14,052,655
Maxcom Telecomunicaciones SA de CV, ADR * ρ	Mexico	100,000	994,000
Megacable Holdings S.A.B. de CV *	Mexico	400,000	876,730
PT Telekomunikasi Indonesia, ADR	Indonesia	268,164	8,844,049
Telefonica Data Argentina SA + ☐	Argentina	2,800	0
Telefonica de Argentina SA, ADR * ρ	Argentina	46,400	464,000

			32,011,785

Wireless Telecommunication Services 9.4%
America Movil SA de CV, Ser. L, ADR	Mexico	195,000	9,845,550
Bharti Airtel, Ltd.	India	190,000	3,525,883
China Mobile, Ltd.	Hong Kong	420,000	5,617,878
China Unicom, Ltd., ADR ρ	Hong Kong	325,606	6,661,899
Mobile TeleSystems, ADR *	Russia	50,000	3,570,000
MTN Group, Ltd.	South Africa	409,932	7,066,912
Reliance Communication Ventures, Ltd.	India	207,792	2,398,863

4

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services continued
Sistema JSFC, GDR *	Russia	170,000	$4,504,595
SK Telecom Co., Ltd.	South Korea	13,720	2,614,606
SK Telecom Co., Ltd., ADR *	South Korea	280,000	5,969,600
Tim Participacoes SA *	Brazil	469,200	1,630,957
Tim Participacoes SA, ADR ρ	Brazil	200,696	5,418,792
Turkcell Iletisim Hizmetleri AS, ADR ρ	Turkey	180,000	3,474,000

			62,299,535

UTILITIES 0.5%
Electric Utilities 0.5%
Companhia Energetica de Minas Gerais ρ	Brazil	4,256	101,080
Korea Electric Power Corp.	South Korea	106,000	3,385,022

			3,486,102

Total Common Stocks (cost $509,314,343)			624,187,866

PREFERRED STOCKS 1.9%
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
OAO Transneft, Var. Rate Pfd.	Russia	1,000	1,267,757

FINANCIALS 0.6%
Commercial Banks 0.6%
Banco Estado Rio Grande Sul, Class B, Var. Rate Pfd.	Brazil	720,000	4,186,581

UTILITIES 1.1%
Electric Utilities 1.1%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	450,000	7,542,173

Total Preferred Stocks (cost $9,241,266)			12,996,511

SHORT-TERM INVESTMENTS 15.0%
MUTUAL FUND SHARES 15.0%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.11% q ø	United States	14,031,255	14,031,255
Navigator Prime Portfolio, 2.66% § ρρ	United States	85,597,087	85,597,087

Total Short-Term Investments (cost $99,628,342)			99,628,342

Total Investments (cost $618,183,951) 110.7%			736,812,719
Other Assets and Liabilities (10.7%)			(71,224,842)

Net Assets 100.0%			$665,587,877

*	Non-income producing security
ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless other noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt

5

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of July 31, 2008:

Brazil	16.0%
South Korea	13.7%
Russia	9.7%
Taiwan	9.6%
India	6.9%
South Africa	6.4%
Mexico	5.8%
Indonesia	4.3%
Hong Kong	4.3%
China	4.1%
Malaysia	3.0%
Cayman Islands	2.9%
Thailand	2.5%
Israel	1.9%
Turkey	1.6%
Bermuda	1.5%
Philippines	1.3%
Kazakhstan	1.2%
Argentina	1.1%
Canada	0.7%
Netherlands	0.4%
Luxembourg	0.4%
United Kingdom	0.4%
Peru	0.3%

100.0%

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $619,065,984. The gross unrealized appreciation and depreciation on securities based on tax cost was $158,773,780 and $41,027,045, respectively, with a net unrealized appreciation of $117,746,735.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

6

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 7.4%
Auto Components 0.2%
Aisin Seiki Co., Ltd.	Japan	3,900	$101,507
Denso Corp.	Japan	4,900	127,068

			228,575

Automobiles 1.6%
Daimler AG	Germany	9,490	550,273
Toyota Motor Corp.	Japan	24,100	1,035,377

			1,585,650

Hotels, Restaurants & Leisure 1.0%
Carnival Corp. * ρ	Panama	776	28,666
Compass Group plc	United Kingdom	53,620	386,079
Darden Restaurants, Inc. * ρ	United States	7,006	228,185
McDonald’s Corp. *	United States	6,252	373,807

			1,016,737

Household Durables 0.4%
Makita Corp.	Japan	11,000	376,876

Media 2.3%
Omnicom Group, Inc. *	United States	8,872	378,746
Singapore Press Holdings, Ltd. ρ	Singapore	94,000	276,501
Time Warner, Inc. *	United States	26,338	377,160
Viacom, Inc., Class B *	United States	9,125	254,861
Vivendi SA	France	16,974	708,990
Walt Disney Co. * ρ	United States	10,333	313,607

			2,309,865

Specialty Retail 1.4%
Aoyama Trading Co., Ltd.	Japan	12,000	209,534
AutoZone, Inc. *	United States	2,061	268,528
Best Buy Co., Inc. *	United States	5,904	234,507
Gap, Inc. * ρ	United States	14,011	225,857
H&M Hennes & Mauritz AB, Class B	Sweden	8,210	439,729

			1,378,155

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. * ρ	United States	5,890	150,254
Nike, Inc., Class B *	United States	5,240	307,483

			457,737

CONSUMER STAPLES 10.5%
Beverages 2.3%
Asahi Breweries, Ltd.	Japan	24,000	449,136
Coca-Cola Enterprises, Inc. * ρ	United States	11,722	198,454
Coca-Cola Hellenic Bottling Co. SA	Greece	10,900	269,251
Diageo plc	United Kingdom	25,600	445,217
InBev	Belgium	4,959	333,627
Molson Coors Brewing Co., Class B *	United States	6,653	359,062
PepsiCo, Inc. *	United States	4,490	298,854

			2,353,601

Food & Staples Retailing 2.5%
Casino Guichard-Perrachon SA	France	2,460	244,506
Kroger Co. *	United States	13,387	378,584
Wal-Mart Stores, Inc. *	United States	16,570	971,334
Walgreen Co. * ρ	United States	5,560	190,930
William Morrison Supermarkets plc	United Kingdom	75,910	386,946
Woolworths, Ltd.	Australia	13,840	324,593

			2,496,893

1

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.9%
Archer Daniels Midland Co. *	United States	8,095	$231,760
Bunge, Ltd. ρ	Bermuda	2,590	256,203
Nestle SA	Switzerland	32,490	1,422,197

			1,910,160

Household Products 1.5%
Procter & Gamble Co. *	United States	17,327	1,134,572
Reckitt Benckiser Group plc	United Kingdom	7,460	407,695

			1,542,267

Tobacco 2.3%
Altria Group, Inc. *	United States	12,309	250,488
British American Tobacco plc	United Kingdom	25,840	932,093
Japan Tobacco, Inc.	Japan	93	435,099
Philip Morris International, Inc. *	United States	12,309	635,760

			2,253,440

ENERGY 12.0%
Energy Equipment & Services 1.5%
ENSCO International, Inc. * ρ	United States	8,055	556,923
Inpex Holdings, Inc.	Japan	15	150,709
National Oilwell Varco, Inc. *	United States	5,269	414,302
Noble Corp. *	United States	7,158	371,285

			1,493,219

Oil, Gas & Consumable Fuels 10.5%
Apache Corp. *	United States	2,250	253,453
BP plc	United Kingdom	69,687	715,663
Chevron Corp. *	United States	12,654	1,070,022
ConocoPhillips * ρ	United States	6,531	533,060
EnCana Corp.	Canada	9,500	685,462
ENI SpA	Italy	44,510	1,504,636
Exxon Mobil Corp. *	United States	25,089	2,017,908
Marathon Oil Corp. *	United States	8,019	396,700
Nexen, Inc.	Canada	9,000	283,040
Noble Energy, Inc. *	United States	1,708	126,505
OMV AG	Austria	4,410	303,685
Petro-Canada	Canada	10,000	461,433
Repsol YPF SA	Spain	9,970	334,547
Royal Dutch Shell plc, Class B	United Kingdom	36,290	1,278,165
Statoil ASA	Norway	15,290	496,165
Valero Energy Corp. *	United States	2,095	69,994

			10,530,438

FINANCIALS 18.7%
Capital Markets 2.4%
Blackrock, Inc.	United States	233	50,658
Chuo Mitsui Trust Holdings, Inc.	Japan	23,000	141,840
Daiwa Securities Group, Inc.	Japan	45,000	388,644
Deutsche Bank AG	Germany	6,741	625,694
Goldman Sachs Group, Inc. *	United States	3,165	582,487
Lehman Brothers Holdings, Inc. * ρ	United States	815	14,132
Morgan Stanley *	United States	9,187	362,703
State Street Corp. *	United States	3,685	263,993

			2,430,151

2

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 7.7%
Australia & New Zealand Banking Group, Ltd.	Australia	27,820	$417,246
Banco Santander Central Hispano SA	Spain	24,930	480,735
BNP Paribas SA	United States	10,238	1,015,871
BOC Hong Kong Holdings, Ltd.	Hong Kong	260,000	655,386
Canadian Imperial Bank of Commerce	Canada	3,050	184,572
Credit Agricole SA	France	16,270	348,385
Dexia SA	Belgium	19,030	259,356
Hang Seng Bank, Ltd.	Hong Kong	16,700	328,284
HBOS plc	United Kingdom	40,700	233,573
Intesa Sanpaolo SpA	Italy	53,700	281,660
Mitsubishi UFJ Financial Group, Inc.	Japan	30,000	264,291
Mizuho Financial Group, Inc.	Japan	38	181,934
National Bank of Canada	Canada	6,000	292,912
Nordea Bank AB	Sweden	31,470	448,746
Royal Bank of Canada	Canada	12,900	595,123
Royal Bank of Scotland Group plc	United Kingdom	109,940	459,994
Sumitomo Mitsui Financial Group, Inc.	Japan	28	215,686
Sumitomo Trust & Banking Co., Ltd.	Japan	52,000	354,899
Wells Fargo & Co. * ρ	United States	24,186	732,110

			7,750,763

Diversified Financial Services 3.0%
ASX, Ltd.	Australia	6,500	208,767
Bank of America Corp. *	United States	21,614	711,101
Citigroup, Inc. *	United States	11,663	217,981
ING Groep NV	Netherlands	22,980	750,714
JPMorgan Chase & Co. *	United States	21,286	864,850
Swiss Life Holding AG	Switzerland	1,000	256,804

			3,010,217

Insurance 4.3%
ACE, Ltd.	Switzerland	11,671	591,720
Aegon NV	Netherlands	19,467	228,378
Allianz SE	Germany	1,466	248,459
American International Group, Inc. *	United States	6,446	167,918
Aviva plc	United Kingdom	35,720	354,374
AXA SA	France	12,469	368,037
CNP Assurances	France	2,832	315,218
MetLife, Inc. * ρ	United States	8,680	440,684
Millea Holdings, Inc.	Japan	7,500	279,853
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	2,113	351,693
Old Mutual plc	United Kingdom	175,510	334,699
Travelers Companies, Inc. *	United States	13,350	589,002

			4,270,035

Real Estate Investment Trusts 1.0%
Corio NV	Netherlands	4,910	376,787
Host Hotels & Resorts, Inc. * ρ	United States	15,931	208,855
Nippon Building Fund, Inc.	Japan	15	177,249
Simon Property Group, Inc. * ρ	United States	2,090	193,597

			956,488

Real Estate Management & Development 0.3%
Wharf Holdings, Ltd.	Hong Kong	75,000	332,078

3

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE 10.7%
Biotechnology 1.6%
Amgen, Inc. *	United States	7,884	$493,775
CSL, Ltd.	Australia	14,416	467,447
Genentech, Inc.	United States	3,895	370,999
Genzyme Corp. *	United States	4,144	317,637

			1,649,858

Health Care Equipment & Supplies 1.9%
Baxter International, Inc. *	United States	9,305	638,416
Becton, Dickinson & Co. *	United States	2,431	206,416
Olympus Corp.	Japan	9,800	328,864
St. Jude Medical, Inc. *	United States	6,119	285,023
Terumo Corp.	Japan	8,000	411,922

			1,870,641

Health Care Providers & Services 1.1%
CIGNA Corp. *	United States	6,469	240,491
McKesson Corp. *	United States	4,164	233,142
UnitedHealth Group, Inc. *	United States	8,522	239,298
WellPoint, Inc. *	United States	6,519	341,922

			1,054,853

Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc. * ρ	United States	5,695	344,661

Pharmaceuticals 5.8%
AstraZeneca plc	United Kingdom	11,100	537,961
Bayer AG	Germany	6,100	526,863
Eli Lilly & Co. *	United States	6,990	329,299
GlaxoSmithKline plc	United Kingdom	18,994	442,141
Johnson & Johnson * ρ	United States	17,963	1,229,927
Novo Nordisk AS	Denmark	6,240	396,700
Pfizer, Inc. *	United States	37,562	701,283
Roche Holding AG	Switzerland	2,704	498,748
Sanofi-Aventis SA	France	6,286	440,851
Takeda Pharmaceutical Co., Ltd.	Japan	13,300	706,364

			5,810,137

INDUSTRIALS 10.8%
Aerospace & Defense 2.6%
BAE Systems plc	United Kingdom	50,610	450,029
Boeing Co. *	United States	5,291	323,333
General Dynamics Corp. *	United States	4,904	437,143
L-3 Communications Holdings, Inc. * ρ	United States	4,947	488,219
Lockheed Martin Corp. *	United States	3,804	396,871
Northrop Grumman Corp. *	United States	7,215	486,219

			2,581,814

Air Freight & Logistics 0.2%
TNT NV	Netherlands	4,640	162,028

Commercial Services & Supplies 0.4%
Experian Group, Ltd.	United Kingdom	29,520	227,920
Manpower, Inc. ρ	United States	4,175	200,400
R.R. Donnelley & Sons Co. *	United States	551	14,725

			443,045

Construction & Engineering 0.3%
Skanska AB, Class B	Sweden	26,690	343,865

4

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 1.8%
Abb, Ltd.	Switzerland	17,940	$472,172
Alstom SA	France	4,860	547,198
Mitsubishi Electric Corp.	Japan	24,000	232,754
Vestas Wind Systems AS	Denmark	3,880	509,730

			1,761,854

Industrial Conglomerates 1.5%
General Electric Co. *	United States	29,971	847,880
Koninklijke Philips Electronics NV	Netherlands	11,360	376,719
Siemens AG	Germany	2,640	323,643

			1,548,242

Machinery 1.7%
Amada Co., Ltd.	Japan	30,000	203,662
Caterpillar, Inc. * ρ	United States	4,370	303,802
Eaton Corp. *	United States	4,988	354,348
MAN AG	Germany	3,310	333,563
Paccar, Inc. * ρ	United States	7,839	329,708
Terex Corp. *	United States	2,813	133,139

			1,658,222

Marine 0.7%
Nippon Yusen Kabushiki Kaisha	Japan	41,000	348,300
Orient Overseas International, Ltd.	Bermuda	69,200	301,456

			649,756

Road & Rail 0.6%
CSX Corp. *	United States	9,562	646,200

Trading Companies & Distributors 1.0%
Mitsui & Co., Ltd.	Japan	28,000	581,387
Sumitomo Corp.	Japan	34,000	457,182

			1,038,569

INFORMATION TECHNOLOGY 11.6%
Communications Equipment 1.6%
Cisco Systems, Inc. *	United States	17,665	388,453
Corning, Inc. *	United States	7,420	148,474
Nokia Corp.	Finland	31,330	855,786
QUALCOMM, Inc. *	United States	3,088	170,890

			1,563,603

Computers & Peripherals 3.0%
Apple, Inc. *	United States	3,038	482,890
Hewlett-Packard Co. *	United States	15,331	686,829
International Business Machines Corp. *	United States	9,407	1,203,908
Seagate Technology, Inc. ρ	Cayman Islands	10,379	155,373
Western Digital Corp.	United States	7,034	202,509
Wincor Nixdorf AG	Germany	3,780	282,868

			3,014,377

Electronic Equipment & Instruments 0.1%
Jabil Circuit, Inc. *	United States	5,631	91,449

Internet Software & Services 1.2%
eBay, Inc. *	United States	13,045	328,343
Google, Inc., Class A *	United States	648	306,990
Open Text Corp.	Canada	7,000	218,024
Tencent Holdings, Ltd.	Cayman Islands	39,000	344,546

			1,197,903

5

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.1%
Accenture, Ltd., Class A	Bermuda	12,442	$519,578
Fujitsu, Ltd.	Japan	45,000	327,359
Logica plc	United Kingdom	109,040	227,346

			1,074,283

Office Electronics 0.5%
Canon, Inc.	Japan	8,800	402,051
Xerox Corp. *	United States	7,820	106,665

			508,716

Semiconductors & Semiconductor Equipment 1.3%
Intel Corp. *	United States	16,936	375,810
LSI Corp. *	United States	34,062	236,908
MEMC Electronic Materials, Inc. *	United States	5,795	267,787
National Semiconductor Corp. *	United States	9,075	190,095
Texas Instruments, Inc. * ρ	United States	3,653	89,060
Tokyo Electron, Ltd.	Japan	2,700	151,498

			1,311,158

Software 2.8%
Adobe Systems, Inc. *	United States	4,539	187,688
Microsoft Corp. *	United States	42,280	1,087,442
Nintendo Co., Ltd.	Japan	700	337,491
Oracle Corp. *	United States	28,133	605,703
SAP AG	Germany	5,110	295,573
Thomson Corp.	Canada	10,000	322,691

			2,836,588

MATERIALS 8.1%
Chemicals 2.3%
Agrium, Inc.	Canada	2,500	220,179
Air Products & Chemicals, Inc. *	United States	2,979	283,630
Akzo Nobel NV	Netherlands	4,228	241,244
BASF AG	Germany	13,820	875,699
E.I. DuPont de Nemours & Co. *	United States	8,320	364,499
Eastman Chemical Co. * ρ	United States	3,038	182,158
Yara International ASA	Norway	2,340	166,311

			2,333,720

Construction Materials 0.2%
Lafarge SA	France	1,360	184,665

Containers & Packaging 0.3%
Owens-Illinois, Inc.	United States	6,098	257,580

Metals & Mining 5.3%
Anglo American plc	United Kingdom	13,920	797,915
BHP Billiton plc	United Kingdom	36,341	1,212,600
Freeport-McMoRan Copper & Gold, Inc. *	United States	4,977	481,525
JFE Holdings, Inc.	Japan	7,900	381,455
Kobe Steel, Ltd.	Japan	127,000	356,772
NuCor Corp. * ρ	United States	2,865	163,935
Rio Tinto plc	United Kingdom	4,690	491,782
Salzgitter AG	Germany	1,980	324,247
Teck Cominco, Ltd.	Canada	9,400	431,636
ThyssenKrupp AG	Germany	12,900	721,269

			5,363,136

6

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 3.4%
AT&T, Inc. *	United States	26,045	$802,446
France Telecom	France	14,880	472,140
Singapore Telecommunications	Singapore	174,000	454,032
Telecom Italia SPA	Italy	144,370	259,908
Telefonica SA	Spain	31,470	819,287
Telus Corp.	Canada	6,240	219,332
Verizon Communications, Inc. *	United States	10,966	373,283

			3,400,428

Wireless Telecommunication Services 1.5%
NTT DoCoMo, Inc.	Japan	213	343,280
Rogers Communications, Inc., Class B	Canada	3,500	118,204
Vodafone Group plc	United Kingdom	383,022	1,028,278

			1,489,762

UTILITIES 4.4%
Electric Utilities 3.3%
American Electric Power Co., Inc. *	United States	880	34,847
Cheung Kong Infrastructure Holdings, Ltd.	Hong Kong	56,000	247,308
E.ON AG	Germany	5,540	1,056,376
Edison International *	United States	8,081	390,635
Enel SpA	Italy	64,610	598,314
FirstEnergy Corp. *	United States	5,654	415,852
Kansai Electric Power Co., Inc.	Japan	11,400	264,686
Pepco Holdings, Inc. * ρ	United States	11,272	281,124

			3,289,142

Multi-Utilities 1.1%
A2A SpA	Italy	84,322	303,813
CenterPoint Energy, Inc. *	United States	28,713	452,804
SUEZ	France	5,740	342,493

			1,099,110

Total Common Stocks (cost $91,178,071)			99,262,710

PREFERRED STOCKS 0.3%
HEALTH CARE 0.3%
Health Care Equipment & Supplies 0.3%
Fresenius AG, Var. Rate Pfd. (cost $273,572)	Germany	3,235	263,250

	Country	Principal Amount	Value

SHORT-TERM INVESTMENTS 14.1%
U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bill, 1.59%, 10/23/2008 ß ƒ	United States	$100,000	99,640

	Country	Shares	Value

MUTUAL FUND SHARES 14.0%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.11% q ø	United States	424,162	424,162
Navigator Prime Portfolio, 2.66% § ρρ	United States	13,567,484	13,567,484

			13,991,646

Total Short-Term Investments (cost $14,091,286)			14,091,286

Total Investments (cost $105,542,929) 113.5%			113,617,246
Other Assets and Liabilities (13.5%)			(13,493,259)

Net Assets 100.0%			$100,123,987

7

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
*	Non-income producing security
ρ	All or a portion of this security is on loan.
ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by geographic location as of July 31, 2008:

United States	42.7%
United Kingdom	11.4%
Japan	10.8%
Germany	6.8%
Canada	4.1%
France	4.0%
Switzerland	3.3%
Italy	3.0%
Netherlands	2.1%
Spain	1.6%
Hong Kong	1.6%
Australia	1.4%
Sweden	1.2%
Bermuda	1.1%
Denmark	0.9%
Finland	0.9%
Singapore	0.7%
Norway	0.7%
Belgium	0.6%
Cayman Islands	0.5%
Austria	0.3%
Greece	0.3%

100.0%

At July 31, 2008 the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at July 31, 2008	Unrealized Gain (Loss)

September 2008	6 S&P 500 Index E-mini	$375,993	$380,130	$ 4,137
September 2008	1 FTSE 100 Index	114,540	107,132	(7,408)

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $105,551,395. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,590,790 and $9,524,939, respectively, with a net unrealized appreciation of $8,065,851.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

8

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

9

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 92.8%
CONSUMER DISCRETIONARY 11.7%
Auto Components 0.6%
Compagnie Generale des Etablissements Michelin, Class B ρ	France	9,325	$611,305
Continental AG	Germany	3,066	345,572
Leoni AG	Germany	22,932	951,864
Nokian Renkaat Oyj	Finland	39,904	1,719,062

			3,627,803

Hotels, Restaurants & Leisure 2.6%
Darden Restaurants, Inc.	United States	108,700	3,540,359
Groupe Flo * +	France	245,529	2,051,044
Intralot SA	Greece	61,063	945,157
Regent Inns plc *	United Kingdom	503,442	38,628
Sodexo SA	France	20,735	1,350,003
Wendy’s International, Inc. ρ	United States	285,600	6,554,520

			14,479,711

Household Durables 0.7%
Makita Corp.	Japan	32,000	1,096,367
Snap-On, Inc.	United States	52,000	2,927,080

			4,023,447

Internet & Catalog Retail 0.6%
IAC/InterActiveCorp	United States	187,600	3,275,496

Leisure Equipment & Products 0.1%
Koei Co., Ltd. * ρ	Japan	53,300	769,411

Media 3.3%
E.W. Scripps Co., Class A ρ	United States	107,900	4,374,266
McGraw-Hill Cos.	United States	53,000	2,155,510
Teleperformance	France	176,684	6,782,650
Toho Co., Ltd. ρ	Japan	75,500	1,564,574
Washington Post Co., Class B	United States	5,800	3,585,850

			18,462,850

Multi-line Retail 0.7%
Sears Holdings Corp. * ρ	United States	50,400	4,082,400

Specialty Retail 1.8%
AnnTaylor Stores Corp. *	United States	238,500	5,378,175
Forzani Group, Ltd., Class A	Canada	63,198	829,312
Game Group plc	United Kingdom	727,835	3,680,903

			9,888,390

Textiles, Apparel & Luxury Goods 1.3%
adidas AG ρ	Germany	123,319	7,567,772

CONSUMER STAPLES 6.7%
Beverages 0.7%
Asahi Breweries, Ltd.	Japan	153,000	2,863,239
Davide Campari Milano SpA	Italy	119,200	984,468

			3,847,707

Food & Staples Retailing 3.5%
Carrefour SA ρ	France	150,979	7,674,835
FamilyMart Co., Ltd.	Japan	68,600	2,995,468
Lawson, Inc.	Japan	52,700	2,725,244
Sugi Pharmacy Co., Ltd.	Japan	177,600	5,032,031
Sundrug Co., Ltd. ρ	Japan	60,300	1,391,183

			19,818,761

1

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.8%
Ariake Japan Co., Ltd. ρ	Japan	132,300	$2,149,411
Chocoladefabriken Lindt & Sprungli AG ρ	Switzerland	157	412,733
Lotte Confectionery Co., Ltd.	South Korea	889	1,040,420
Sara Lee Corp.	United States	476,900	6,514,454

			10,117,018

Household Products 0.7%
Clorox Co.	United States	37,400	2,038,300
Uni-Charm Corp.	Japan	32,100	2,264,852

			4,303,152

ENERGY 8.6%
Energy Equipment & Services 3.9%
Acergy SA	Luxembourg	118,541	1,991,158
Atwood Oceanics, Inc. *	United States	105,784	4,856,543
OAO TMK, GDR *	Russia	13,450	429,388
Saipem SpA	Italy	40,293	1,557,077
SBM Offshore NV	Netherlands	29,519	659,505
Sechilienne SA	France	58,139	4,607,687
Subsea 7, Inc.	Cayman Islands	47,429	1,112,293
Technip SA	France	81,711	6,913,784

			22,127,435

Oil, Gas & Consumable Fuels 4.7%
China Gas Holdings, Ltd.	Hong Kong	3,826,000	890,087
Cimarex Energy Co.	United States	119,300	6,216,723
Mariner Energy, Inc. *	United States	145,600	3,852,576
Newfield Exploration Co. *	United States	49,400	2,419,612
Pioneer Natural Resources Co.	United States	80,300	4,773,835
Premier Oil plc *	United Kingdom	125,709	3,232,548
St. Mary Land & Exploration Co.	United States	116,600	4,962,496

			26,347,877

FINANCIALS 17.0%
Capital Markets 0.4%
ICAP plc	United Kingdom	246,336	2,427,426

Commercial Banks 3.3%
Bank of Yokohama, Ltd.	Japan	143,000	916,639
Cullen/Frost Bankers, Inc.	United States	109,300	5,764,482
First Financial Holding Co., Ltd.	Taiwan	470,000	390,974
Mega Financial Holding Co., Ltd.	Taiwan	627,000	418,783
National City Corp.	United States	242,800	1,148,444
UnionBanCal Corp.	United States	181,700	9,760,924

			18,400,246

Consumer Finance 0.2%
Orix Corp.	Japan	6,360	962,433

Diversified Financial Services 2.0%
Ackermans & Van Haaren NV	Belgium	11,987	1,270,590
ASX, Ltd.	Australia	56,778	1,823,591
Babcock & Brown Infrastructure Group	Australia	1,441,230	928,583
Babcock & Brown, Ltd.	Australia	397,195	2,427,559
Bolsas & Mercados Espanoles SA	Spain	16,044	589,992
Deutsche Boerse AG	Germany	16,369	1,865,172
Hellenic Exchanges Holding SA	Greece	116,460	1,639,458
Yuanta Financial Holding Co., Ltd.	Taiwan	1,585,000	915,983

			11,460,928

2

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 9.2%
Brown & Brown, Inc.	United States	316,400	$5,559,148
Everest Re Group, Ltd.	Bermuda	147,300	12,049,140
Fidelity National Financial, Inc. ρ	United States	257,600	3,441,536
Lancashire Holdings plc	United Kingdom	277,705	1,688,054
NIPPONKOA Insurance Co., Ltd.	Japan	380,000	3,037,352
QBE Insurance Group, Ltd. ρ	Australia	61,818	1,311,546
SCOR S.E. ρ	France	305,445	7,234,566
Sompo Japan Insurance, Inc.	Japan	298,000	2,950,981
T&D Holdings, Inc.	Japan	53,200	3,344,199
White Mountains Insurance Group, Ltd.	Bermuda	26,080	11,383,920

			52,000,442

Real Estate Investment Trusts 0.4%
Annaly Capital Management, Inc.	United States	99,300	1,496,451
Capitacommercial Trust ρ	Singapore	494,000	689,152

			2,185,603

Real Estate Management & Development 0.9%
Brookfield Properties Corp.	Canada	159,600	3,013,248
IRSA Inversiones y Representaciones SA, GDR *	Argentina	185,393	2,020,784

			5,034,032

Thrifts & Mortgage Finance 0.6%
People’s United Financial, Inc.	United States	213,228	3,620,611

HEALTH CARE 3.8%
Health Care Equipment & Supplies 2.0%
Grifols SA *	Spain	285,889	8,546,750
Smith & Nephew plc	United Kingdom	113,430	1,209,410
Synthes, Inc.	United States	11,800	1,629,348

			11,385,508

Health Care Providers & Services 0.4%
Rhoen-Klinikum AG	Germany	65,052	2,092,971

Pharmaceuticals 1.4%
Endo Pharmaceuticals Holdings, Inc. *	United States	137,400	3,180,810
Forest Laboratories, Inc. *	United States	47,400	1,683,174
Ipsen	France	41,479	2,211,545
Stada Arzneimittel AG	Germany	23,197	1,197,705

			8,273,234

INDUSTRIALS 22.3%
Aerospace & Defense 0.6%
Cobham plc	United Kingdom	651,042	2,601,746
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	18,278	558,576

			3,160,322

Air Freight & Logistics 0.9%
Sinotrans, Ltd.	China	4,125,000	979,104
UTi Worldwide, Inc.	British Virgin Islands	234,900	4,272,831

			5,251,935

Commercial Services & Supplies 4.7%
Avery Dennison Corp.	United States	112,600	4,955,526
Eurofins Scientific SA	France	55,972	5,095,822
Experian Group, Ltd.	United Kingdom	378,373	2,921,364
Monster Worldwide, Inc. *	United States	321,600	5,705,184
Nissha Printing Co., Ltd. * ρ	Japan	71,000	3,530,523
Serco Group plc	United Kingdom	575,386	4,666,695

			26,875,114

3

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 4.5%
AMEC plc ρ	United Kingdom	212,182	$3,543,463
Astaldi SpA	Italy	298,854	2,295,888
Balfour Beatty plc	United Kingdom	676,765	5,281,286
J&P Avax SA	Greece	30,498	194,578
Koninklijke Boskalis Westminster NV	Netherlands	125,585	6,720,852
Maire Tecnimont SpA	Italy	121,178	743,105
TAEYOUNG Engineering & Construction	South Korea	166,510	965,071
Tecnicas Reunidas SA	Spain	80,101	6,018,308

			25,762,551

Electrical Equipment 2.5%
Belden, Inc. ρ	United States	152,300	5,622,916
Carbone Lorraine SA ρ	France	50,415	2,869,418
SGL Carbon AG *	Germany	83,464	5,582,871

			14,075,205

Industrial Conglomerates 0.8%
Far Eastern Textile, Ltd.	Taiwan	446,000	568,906
Smiths Group plc	United Kingdom	193,659	3,990,493

			4,559,399

Machinery 3.5%
Aker Yards ASA * ρ	Norway	86,660	1,091,594
Charter plc *	United Kingdom	139,179	2,338,280
Dover Corp.	United States	62,700	3,111,801
Eaton Corp.	United States	59,000	4,191,360
Kawasaki Heavy Industries, Ltd.	Japan	282,000	717,563
Rocky Mountain Dealerships, Inc.	Canada	106,300	1,453,036
Timken Co.	United States	108,700	3,589,274
Vallourec SA	France	12,264	3,639,251

			20,132,159

Marine 0.3%
Dockwise, Ltd.	Bermuda	457,206	1,590,638

Road & Rail 4.1%
Arriva plc	United Kingdom	323,382	4,454,606
Con-Way, Inc.	United States	152,200	7,695,232
FirstGroup plc	United Kingdom	244,477	2,496,779
National Express Group plc	United Kingdom	236,077	4,536,856
Stagecoach Group plc	United Kingdom	698,575	3,908,981

			23,092,454

Trading Companies & Distributors 0.1%
Wolseley plc	United Kingdom	46,588	312,808

Transportation Infrastructure 0.3%
Hamburger Hafen und Logistik AG	Germany	25,680	1,672,266

INFORMATION TECHNOLOGY 11.5%
Communications Equipment 0.2%
CommScope, Inc. * ρ	United States	31,500	1,404,585

Computers & Peripherals 3.2%
Imation Corp. ρ	United States	388,000	7,395,280
Lexmark International, Inc., Class A * ρ	United States	178,700	6,268,796
Logitech International SA *	Switzerland	15,380	406,931
Sun Microsystems, Inc. ρ	United States	279,407	2,970,096
Tatung Co., Ltd. *	Taiwan	2,472,000	873,843

			17,914,946

4

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 1.4%
Ingram Micro, Inc., Class A	United States	275,600	$5,079,308
MegaChips Corp. ρ	Japan	49,800	652,723
Nidec Corp. *	Japan	27,000	1,913,563

			7,645,594

Internet Software & Services 1.5%
Baidu.com, Inc., ADR * ρ	Cayman Islands	12,028	4,175,520
SINA Corp. * ρ	Cayman Islands	101,368	4,584,875

			8,760,395

IT Services 1.8%
Computer Sciences Corp. *	United States	49,800	2,359,026
Fidelity National Information Services, Inc.	United States	21,700	416,054
Global Payments, Inc.	United States	172,300	7,631,167

			10,406,247

Office Electronics 0.1%
Neopost ρ	France	3,800	376,671

Semiconductors & Semiconductor Equipment 1.2%
ASM International NV ρ	Netherlands	115,558	3,170,726
LSI Corp. *	United States	496,700	3,447,098

			6,617,824

Software 2.1%
Capcom Co., Ltd. * ρ	Japan	130,100	4,052,574
Check Point Software Technologies, Ltd. *	Israel	124,900	2,851,467
Square Enix Co., Ltd. ρ	Japan	138,400	4,311,628
Vanceinfo Technologies, Inc. ADR	Cayman Islands	95,776	862,942

			12,078,611

MATERIALS 6.8%
Chemicals 2.6%
Mitsubishi Gas Chemical Co., Inc.	Japan	117,000	771,659
Rhodia SA ρ	France	25,262	477,173
Sumitomo Bakelite Co., Ltd. ρ	Japan	182,000	939,678
Syngenta AG	Switzerland	11,048	3,216,481
Tokai Carbon Co., Ltd.	Japan	116,000	1,379,398
Tokuyama Corp. ρ	Japan	128,000	798,787
Toray Industries, Inc. ρ	Japan	364,000	1,809,247
Umicore SA	Belgium	118,272	5,300,779

			14,693,202

Containers & Packaging 3.3%
Owens-Illinois, Inc. *	United States	182,400	7,704,576
Pactiv Corp. *	United States	298,100	7,187,191
Rexam plc	United Kingdom	490,554	3,667,472

			18,559,239

Metals & Mining 0.9%
Lihir Gold, Ltd. * ρ	Papua New Guinea	726,669	1,883,760
Platmin, Ltd. ρ +	Canada	276,000	1,239,602
Randgold Resources, Ltd., ADS ρ	Channel Islands	46,410	2,375,264

			5,498,626

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.7%
CenturyTel, Inc.	United States	85,760	3,189,414
Embarq Corp.	United States	18,515	847,432

			4,036,846

5

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc., Class B ρ	Canada	27,300	$921,995
StarHub, Ltd.	Singapore	356,290	724,429

			1,646,424

UTILITIES 3.4%
Electric Utilities 2.3%
Mirant Corp.	United States	161,325	4,938,158
Public Power Corp. SA	Greece	38,960	1,206,020
Tata Power Co., Ltd.	India	26,636	725,987
Terna Energy SA	Greece	82,776	911,018
Westar Energy, Inc.	United States	246,100	5,433,888

			13,215,071

Multi-Utilities 0.9%
Ameren Corp.	United States	121,900	5,008,871

Water Utilities 0.2%
Pennon Group plc	United Kingdom	88,756	1,125,205

Total Common Stocks (cost $536,923,465)			526,055,872

		Principal Amount	Value

CONVERTIBLE DEBENTURES 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Babcock & Brown, Ltd., FRN, 10.14%, 11/15/2015 (cost $135,801)	Australia	$189,100	122,150

		Shares	Value

EXCHANGE TRADED FUND 1.5%
iShares Russell Midcap Value Index Fund ρ (cost $9,794,659)	United States	201,904	8,498,139

SHORT-TERM INVESTMENTS 20.2%
MUTUAL FUND SHARES 20.2%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.11% q ø	United States	21,759,775	21,759,775
Navigator Prime Portfolio, 2.66% § ρρ	United States	92,894,603	92,894,603

Total Short-Term Investments (cost $114,654,378)			114,654,378

Total Investments (cost $661,508,303) 114.5%			649,330,539
Other Assets and Liabilities (14.5%)			(82,303,607)

Net Assets 100.0%			$567,026,932

ρ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt
FRN	Floating Rate Note

6

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of July 31, 2008:

United States	41.7%
United Kingdom	10.9%
Japan	10.3%
France	9.7%
Bermuda	4.7%
Germany	4.0%
Spain	2.8%
Cayman Islands	2.0%
Netherlands	2.0%
Canada	1.4%
Australia	1.2%
Belgium	1.2%
Italy	1.0%
Greece	0.9%
British Virgin Islands	0.8%
Switzerland	0.8%
Taiwan	0.6%
Israel	0.5%
Channel Islands	0.4%
Argentina	0.4%
South Korea	0.4%
Luxembourg	0.4%
Papua New Guinea	0.4%
Finland	0.3%
Singapore	0.3%
Norway	0.2%
China	0.2%
Hong Kong	0.2%
India	0.1%
Brazil	0.1%
Russia	0.1%

100.0%

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $664,255,696. The gross unrealized appreciation and depreciation on securities based on tax cost was $39,539,713 and $54,464,870, respectively, with a net unrealized depreciation of $14,925,157.

At July 31, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at July 31, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

8/4/2008	3,527,000	EUR	$5,496,740	$5,478,136	($18,604)
8/4/2008	2,244,900	EUR	3,498,620	3,465,654	(32,966)
9/12/2008	3,435,000	EUR	6,785,797	6,667,953	(117,844)
10/2/2008	1,175,780	EUR	1,826,557	1,844,646	18,089
11/4/2008	5,771,900	EUR	8,937,412	8,956,200	18,788

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

7

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 93.9%
CONSUMER DISCRETIONARY 5.1%
Auto Components 0.8%
Compagnie Generale des Etablissements Michelin, Class B ρ	France	91,369	$5,989,736
Nokian Renkaat Oyj	Finland	221,217	9,530,018

			15,519,754

Hotels, Restaurants & Leisure 0.5%
Sodexo SA ρ	France	155,865	10,147,977

Media 1.5%
Toho Co., Ltd. ρ	Japan	338,500	7,014,679
Vivendi SA ρ	France	508,853	21,254,370

			28,269,049

Textiles, Apparel & Luxury Goods 2.3%
adidas AG ρ	Germany	706,403	43,350,148

CONSUMER STAPLES 13.3%
Beverages 2.1%
Asahi Breweries, Ltd.	Japan	392,000	7,335,882
Carlsberg AS	Denmark	105,100	8,520,909
Diageo plc	United Kingdom	475,905	8,276,594
Heineken NV ρ	Netherlands	265,522	12,341,495
Pernod Ricard SA ρ	France	49,148	4,271,613

			40,746,493

Food & Staples Retailing 5.0%
Carrefour SA ρ	France	1,206,437	61,327,765
FamilyMart Co., Ltd.	Japan	155,900	6,807,486
Lawson, Inc.	Japan	173,500	8,972,103
Seven & I Holdings Co., Ltd.	Japan	398,861	12,189,293
Tesco plc	United Kingdom	763,132	5,421,562

			94,718,209

Food Products 3.4%
Chocoladefabriken Lindt & Sprungli AG ρ	Switzerland	864	2,271,348
Groupe Danone ρ	France	81,934	6,057,093
Lotte Confectionery Co., Ltd.	South Korea	4,112	4,812,382
Nestle SA	Switzerland	577,765	25,290,730
Unilever NV	Netherlands	966,947	26,712,171

			65,143,724

Household Products 0.3%
Uni-Charm Corp.	Japan	70,000	4,938,929

Personal Products 0.8%
Shiseido Co., Ltd.	Japan	677,400	15,038,112

Tobacco 1.7%
British American Tobacco plc	United Kingdom	452,920	16,337,596
Japan Tobacco, Inc.	Japan	2,200	10,292,675
Swedish Match AB	Sweden	315,045	6,242,164

			32,872,435

ENERGY 9.9%
Energy Equipment & Services 0.9%
OAO TMK, GDR *	Russia	17,592	580,152
Saipem SpA	Italy	88,944	3,437,139
Technip SA	France	152,568	12,909,181

			16,926,472

Oil, Gas & Consumable Fuels 9.0%
BP plc	United Kingdom	4,247,946	43,625,018
ENI SpA	Italy	509,619	17,227,387

1

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
OAO LUKOIL, ADR	Russia	205,040	$17,034,867
PetroChina Co., Ltd., ADR ρ	China	49,178	6,563,296
Petroleo Brasileiro SA, ADR	Brazil	93,876	4,303,276
PTT Public Co.	Thailand	561,900	4,228,092
Rosneft OJSC, GDR	Russia	1,164,104	12,365,136
Royal Dutch Shell plc, Class A	United Kingdom	435,763	15,521,488
Statoil ASA	Norway	226,400	7,346,741
Total SA ρ	France	563,860	43,201,660

			171,416,961

FINANCIALS 13.9%
Capital Markets 0.4%
Macquarie Group, Ltd.	Australia	114,089	5,384,864
UBS AG	Switzerland	144,130	2,754,696

			8,139,560

Commercial Banks 3.0%
Alpha Bank SA	Greece	67,730	1,995,534
Bank of Yokohama, Ltd.	Japan	1,793,300	11,495,165
BNP Paribas SA ρ	France	45,659	4,530,537
DBS Group Holdings, Ltd.	Singapore	538,000	7,510,880
Greek Postal Savings Bank SA	Greece	462,187	6,791,759
ICICI Bank, Ltd., ADR ρ	India	119,337	3,533,568
Lloyds TSB Group plc	United Kingdom	1,326,154	7,740,859
Mega Financial Holding Co., Ltd.	Taiwan	10,061,000	6,719,898
National Bank of Greece SA	Greece	44,903	2,138,018
Sberbank	Russia	1,608,825	4,789,456

			57,245,674

Consumer Finance 0.3%
Orix Corp.	Japan	42,130	6,375,364

Diversified Financial Services 4.0%
ASX, Ltd. ρ	Australia	292,165	9,383,732
Babcock & Brown, Ltd.	Australia	650,219	3,973,980
Bolsas & Mercados Espanoles SA	Spain	106,092	3,901,359
Compagnie Nationale a Portefeuille	Belgium	43,651	3,432,607
Criteria Caixa Corp. SA ρ	Spain	1,216,586	6,588,434
Deutsche Boerse AG	Germany	97,855	11,150,125
Groupe Bruxelles Lambert SA	Belgium	173,337	19,219,917
Hellenic Exchanges Holding SA	Greece	182,711	2,572,103
Pargesa Holdings SA ρ	Switzerland	100,385	10,415,928
Yuanta Financial Holding Co., Ltd.	Taiwan	9,599,000	5,547,334

			76,185,519

Insurance 5.8%
Allianz SE	Germany	27,369	4,638,526
Amlin plc	United Kingdom	694,315	3,517,185
AXA SA ρ	France	67,113	1,980,921
CNP Assurances	France	37,964	4,225,606
Mitsui Sumitomo Insurance Group Holdings, Inc.	Japan	483,840	15,934,949
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	165,939	27,619,288
NIPPONKOA Insurance Co., Ltd.	Japan	185,000	1,478,711
QBE Insurance Group, Ltd.	Australia	215,721	4,576,789
Sompo Japan Insurance, Inc.	Japan	1,813,000	17,953,451
Sony Financial Holdings, Inc.	Japan	5,324	19,983,100
T&D Holdings, Inc.	Japan	128,200	8,058,764

			109,967,290

2

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development 0.4%
IRSA Inversiones y Representaciones SA, GDR	Argentina	592,726	$6,460,714

HEALTH CARE 10.6%
Health Care Equipment & Supplies 1.0%
Grifols SA	Spain	414,739	12,398,765
Smith & Nephew plc	United Kingdom	613,885	6,545,346

			18,944,111

Pharmaceuticals 9.6%
AstraZeneca plc	United Kingdom	251,592	12,193,402
Bayer AG	Germany	426,351	36,824,326
GlaxoSmithKline plc	United Kingdom	405,324	9,435,113
Merck KGaA	Germany	118,581	14,325,963
Novartis AG	Switzerland	868,521	51,420,294
Novo Nordisk AS	Denmark	76,500	4,863,392
Roche Holding AG	Switzerland	277,612	51,205,076
Teva Pharmaceutical Industries, Ltd., ADR	Israel	57,043	2,557,808

			182,825,374

INDUSTRIALS 12.0%
Aerospace & Defense 1.9%
BAE Systems plc	United Kingdom	3,362,309	29,897,939
Thales SA ρ	France	128,018	7,221,181

			37,119,120

Commercial Services & Supplies 0.3%
Experian Group, Ltd.	United Kingdom	737,372	5,693,145

Construction & Engineering 0.5%
Doosan Heavy Industries and Construction Co., Ltd.	South Korea	53,740	5,250,165
Okumura Corp. ρ	Japan	1,374,600	5,170,028

			10,420,193

Electrical Equipment 1.6%
Alstom SA	France	100,706	11,338,700
Mitsubishi Electric Corp.	Japan	1,923,400	18,653,336

			29,992,036

Industrial Conglomerates 2.0%
Keppel Corp., Ltd.	Singapore	2,475,000	19,030,718
Siemens AG	Germany	79,408	9,734,804
Smiths Group plc	United Kingdom	419,070	8,635,260

			37,400,782

Machinery 0.5%
Fanuc, Ltd.	Japan	52,700	4,139,886
KCI Konecranes International Oyj	Finland	13,617	541,530
Komatsu, Ltd.	Japan	170,300	4,197,138

			8,878,554

Road & Rail 0.7%
Central Japan Railway Co.	Japan	1,345	13,663,254

Trading Companies & Distributors 3.6%
Itochu Corp.	Japan	601,000	5,893,728
Marubeni Corp.	Japan	800,000	5,825,074
Mitsubishi Corp.	Japan	968,500	28,079,287
Mitsui & Co., Ltd.	Japan	1,349,500	28,020,781

			67,818,870

3

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Transportation Infrastructure 0.9%
Macquarie Airports ρ	Australia	3,383,024	$8,930,401
Macquarie Infrastructure Group ρ	Australia	3,631,310	8,647,527

			17,577,928

INFORMATION TECHNOLOGY 6.2%
Communications Equipment 1.8%
Nokia Corp.	Finland	344,974	9,423,043
Research In Motion, Ltd.	Canada	204,371	25,100,846

			34,523,889

Electronic Equipment & Instruments 0.4%
Ingenico SA ρ	France	289,045	7,799,000

Internet Software & Services 0.8%
Baidu.com, Inc., ADR ρ	Cayman Islands	41,411	14,375,829

Office Electronics 0.5%
Neopost	France	98,489	9,762,625

Semiconductors & Semiconductor Equipment 0.1%
United Microelectronics Corp.	Taiwan	5,025,228	2,325,538

Software 2.6%
Nintendo Co., Ltd.	Japan	84,600	40,788,242
Square Enix Co., Ltd. ρ	Japan	284,200	8,853,790

			49,642,032

MATERIALS 9.5%
Chemicals 3.9%
Akzo Nobel NV	Netherlands	144,076	8,220,772
BASF AG	Germany	69,564	4,407,895
Hitachi Chemical Co., Ltd.	Japan	200,200	3,814,161
Lonza Group AG	Switzerland	226,406	32,859,159
Rhodia SA ρ	France	81,661	1,542,501
Tokuyama Corp.	Japan	1,459,400	9,107,415
Toray Industries, Inc. ρ	Japan	1,142,400	5,678,252
Umicore SA	Belgium	198,986	8,918,263

			74,548,418

Containers & Packaging 0.5%
Rexam plc	United Kingdom	1,204,333	9,003,815

Metals & Mining 5.1%
Anglo American plc, ADR	United Kingdom	497,339	14,204,002
BHP Billiton plc	United Kingdom	690,187	23,029,652
Companhia Vale do Rio Doce, ADR	Brazil	411,295	12,351,189
Freeport-McMoRan Copper & Gold, Inc.	United States	89,637	8,672,379
Rio Tinto plc	United Kingdom	369,770	38,773,208

			97,030,430

TELECOMMUNICATION SERVICES 5.5%
Diversified Telecommunication Services 3.7%
China Telecom Corp., Ltd.	China	6,504,000	3,555,850
Chunghwa Telecom Co., Ltd.	Taiwan	6,060,727	15,267,224
Deutsche Telekom AG	Germany	1,494,720	25,966,329
Koninklijke KPN NV ρ	Netherlands	394,505	6,868,623
Telefonica SA	Spain	562,079	14,633,108
Telenor ASA ρ	Norway	273,500	4,127,920

			70,419,054

4

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.8%
China Unicom, Ltd. ρ	Hong Kong	2,039,000	$4,187,007
Sistema JSFC, GDR	Russia	358,802	9,507,397
Tim Participacoes SA, ADR ρ	Brazil	124,556	3,363,012
Vodafone Group plc	United Kingdom	6,541,877	17,562,610

			34,620,026

UTILITIES 7.9%
Electric Utilities 3.9%
E.ON AG	Germany	115,791	22,079,207
Electricite de France ρ	France	224,843	19,482,387
Endesa SA ρ	Spain	192,821	8,544,476
Fortum Oyj	Finland	470,700	20,786,114
Iberdrola SA	Spain	274,704	3,727,686

			74,619,870

Gas Utilities 1.5%
Gas Natural SDG SA ρ	Spain	141,994	6,894,058
GDF Suez	France	338,782	21,157,257

			28,051,315

Multi-Utilities 2.5%
RWE AG	Germany	311,042	37,280,543
Suez Environnement SA ρ	France	95,794	2,762,482
United Utilities Group plc	United Kingdom	456,051	6,265,660
United Utilities Group plc, B Shares * + ☐	United Kingdom	590,184	1,988,467

			48,297,152

Total Common Stocks (cost $1,658,491,722)			1,788,814,744

PREFERRED STOCKS 2.2%
HEALTH CARE 2.0%
Health Care Equipment & Supplies 2.0%
Fresenius AG, Var. Rate Pfd.	Germany	473,835	38,558,588

INFORMATION TECHNOLOGY 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Samsung Electronics Co., Ltd., Var. Rate Pfd.	South Korea	11,349	4,150,585

Total Preferred Stocks (cost $23,726,753)			42,709,173

RIGHTS 0.0%
INDUSTRIALS 0.0%
Industrial Conglomerates 0.0%
GP Bruxelles Lambert (cost $0) *	Belgium	16,633	259

OTHER 0.0%
Yellow Pages Income Fund (cost $488,726)	Canada	42,219	372,230

SHORT-TERM INVESTMENTS 9.3%
MUTUAL FUND SHARES 9.3%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.11% q ø	United States	53,253,690	53,253,690
Navigator Prime Portfolio, 2.66% § ρρ	United States	123,310,824	123,310,824

Total Short-Term Investments (cost $176,564,514)			176,564,514

Total Investments (cost $1,859,271,715) 105.4%			2,008,460,920
Other Assets and Liabilities (5.4%)			(102,632,903)

Net Assets 100.0%			$1,905,828,017

5

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

ρ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of long-term investments by geographic location as of July 31, 2008:

Japan	18.3%
United Kingdom	15.5%
Germany	15.1%
France	14.0%
Switzerland	9.6%
Spain	3.1%
Netherlands	3.0%
Russia	2.4%
Australia	2.2%
Finland	2.2%
Belgium	1.7%
Taiwan	1.6%
Canada	1.4%
Singapore	1.4%
Brazil	1.1%
Italy	1.1%
Cayman Islands	0.8%
South Korea	0.8%
Denmark	0.7%
Greece	0.7%
China	0.6%
Norway	0.6%
United States	0.5%
Argentina	0.4%
Sweden	0.4%
Hong Kong	0.2%
India	0.2%
Israel	0.2%
Thailand	0.2%

100.0%

At July 31, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at July 31, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

8/4/2008	10,780,000 GBP	$21,358,588	$21,369,194	$(10,626)
8/4/2008	33,653,200 EUR	52,447,660	52,475,435	(27,775)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at July 31, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

8/4/2008	10,780,000 GBP	$21,358,568	$21,205,448	$(153,122)
8/4/2008	14,136,200 EUR	22,030,910	21,823,324	(207,586)
8/4/2008	19,517,000 EUR	30,416,750	30,320,635	(96,115)
9/12/2008	10,780,000 GBP	21,295,746	20,925,920	(369,826)
10/2/2008	8,552,956 EUR	13,288,891	13,418,476	131,585
11/4/2008	10,780,000 GBP	21,137,540	21,223,772	88,232
11/4/2008	33,653,200 EUR	52,109,792	52,219,334	109,542

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,869,929,366. The gross unrealized appreciation and depreciation on securities based on tax cost was $273,879,719 and $135,348,165, respectively, with a net unrealized appreciation of $138,531,554.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

6

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

7

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 10.0%
Household Durables 1.5%
NVR, Inc. * ρ	United States	4,700	$2,595,904

Media 5.2%
Lions Gate Entertainment Corp. * ρ	Canada	290,000	2,856,500
Singapore Press Holdings, Ltd. ρ	Singapore	290,000	853,036
Time Warner, Inc.	United States	202,000	2,892,640
Warner Music Group Corp. ρ	United States	275,000	2,293,500

			8,895,676

Specialty Retail 3.3%
H&M Hennes & Mauritz AB, Class B ρ	Sweden	40,000	2,142,407
Home Depot, Inc. ρ	United States	150,000	3,574,500

			5,716,907

CONSUMER STAPLES 13.0%
Beverages 1.3%
Diageo plc	United Kingdom	124,000	2,156,518

Food & Staples Retailing 4.0%
Aeon Co., Ltd.	Japan	180,000	2,183,399
Carrefour SA	France	35,600	1,809,683
Tesco plc	United Kingdom	410,000	2,912,786

			6,905,868

Food Products 5.9%
Bunge, Ltd. ρ	Bermuda	41,000	4,055,720
Cadbury plc	United Kingdom	204,800	2,417,756
Unilever NV	Netherlands	135,000	3,740,850

			10,214,326

Household Products 1.8%
Kao Corp.	Japan	120,000	3,110,037

ENERGY 8.5%
Energy Equipment & Services 4.4%
Transocean, Inc. * ρ	Cayman Islands	28,000	3,808,840
Weatherford International, Ltd. *	Bermuda	101,000	3,810,730

			7,619,570

Oil, Gas & Consumable Fuels 4.1%
Royal Dutch Shell plc ρ	United Kingdom	96,000	3,425,370
Total SA ρ	France	30,000	2,298,531
Total SA, ADR	France	17,000	1,300,500

			7,024,401

FINANCIALS 20.9%
Commercial Banks 12.3%
77 Bank, Ltd. ρ	Japan	510,000	3,050,436
Chinatrust Financial Holding Co., Ltd.	Taiwan	3,000,000	2,159,767
Deutsche Postbank AG	Germany	34,000	2,407,908
M&T Bank Corp. ρ	United States	34,000	2,392,920
Mitsubishi UFJ Financial Group, Inc.	Japan	350,000	3,083,396
Standard Chartered plc	United Kingdom	142,856	4,342,158
Unicredito Italian SpA	Italy	640,000	3,811,227

			21,247,812

Consumer Finance 2.0%
Orix Corp.	Japan	13,000	1,967,238
Orix Corp., ADR	Japan	20,000	1,504,400

			3,471,638

1

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 2.0%
JPMorgan Chase & Co.	United States	85,000	$3,453,550

Insurance 4.6%
AFLAC, Inc. ρ	United States	57,000	3,169,770
American International Group, Inc.	United States	90,000	2,344,500
Cathay Financial Holding Co., Ltd.	Taiwan	1,260,000	2,435,794

			7,950,064

HEALTH CARE 8.2%
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	United States	45,000	3,087,450

Pharmaceuticals 6.4%
Eli Lilly & Co.	United States	65,000	3,062,150
Novartis AG	Switzerland	47,000	2,782,608
Novo Nordisk AS	Denmark	27,600	1,754,636
Sanofi-Aventis SA ρ	France	23,000	1,613,042
Shionogi & Co., Ltd.	Japan	95,000	1,855,366

			11,067,802

INDUSTRIALS 13.9%
Aerospace & Defense 5.8%
Boeing Co.	United States	33,100	2,022,741
European Aeronautic Defence & Space Co., NV ρ	Netherlands	128,520	2,413,526
Finmeccanica SpA ρ	Italy	120,000	3,540,557
Northrop Grumman Corp.	United States	29,500	1,988,005

			9,964,829

Airlines 0.9%
AMR Corp. * ρ	United States	180,000	1,625,400

Building Products 1.7%
Toto, Ltd. ρ	Japan	400,000	2,894,683

Electrical Equipment 1.4%
Thomas & Betts Corp. * ρ	United States	60,000	2,482,800

Industrial Conglomerates 2.4%
Siemens AG	Germany	33,000	4,045,544

Machinery 1.7%
Komatsu, Ltd.	Japan	119,000	2,932,821

INFORMATION TECHNOLOGY 11.7%
Communications Equipment 0.8%
Alcatel-Lucent * ρ	France	220,000	1,322,200

Computers & Peripherals 4.2%
Apple, Inc. *	United States	23,000	3,655,850
EMC Corp. *	United States	240,000	3,602,400

			7,258,250

Semiconductors & Semiconductor Equipment 4.3%
Samsung Electronics Co., Ltd.	South Korea	4,412	2,455,876
Samsung Electronics Co., Ltd., GDR 144A	South Korea	6,000	1,671,000
Texas Instruments, Inc. ρ	United States	135,000	3,291,300

			7,418,176

Software 2.4%
Adobe Systems, Inc. *	United States	18,000	744,300
Oracle Corp. *	United States	161,000	3,466,330

			4,210,630

2

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS 2.5%
Chemicals 2.5%
Syngenta AG	Switzerland	4,000	$1,164,548
Toray Industries, Inc. ρ	Japan	651,000	3,235,769

			4,400,317

TELECOMMUNICATION SERVICES 8.2%
Diversified Telecommunication Services 4.1%
AT&T, Inc.	United States	108,200	3,333,642
Deutsche Telekom AG	Germany	210,000	3,648,128

			6,981,770

Wireless Telecommunication Services 4.1%
KDDI Corp.	Japan	440	2,521,129
Vodafone Group plc	United Kingdom	1,700,000	4,563,894

			7,085,023

UTILITIES 2.2%
Electric Utilities 2.2%
Enersis SA, ADS	Chile	210,000	3,742,200

Total Common Stocks (cost $183,819,920)			170,882,166

SHORT-TERM INVESTMENTS 23.6%
MUTUAL FUND SHARES 23.6%
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø	United States	78,836	78,836
Navigator Prime Portfolio, 2.66% § ρρ	United States	40,627,699	40,627,699

Total Short-Term Investments (cost $40,706,535)			40,706,535

Total Investments (cost $224,526,455) 122.7%			211,588,701
Other Assets and Liabilities (22.7%)			(39,101,400)

Net Assets 100.0%			$172,487,301

*	Non-income producing security
ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

3

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of July 31, 2008:

United States	32.2%
Japan	16.6%
United Kingdom	11.6%
Germany	5.9%
France	4.9%
Bermuda	4.6%
Italy	4.3%
Netherlands	3.6%
Taiwan	2.7%
South Korea	2.4%
Switzerland	2.3%
Cayman Islands	2.2%
Chile	2.2%
Canada	1.7%
Sweden	1.3%
Denmark	1.0%
Singapore	0.5%

100.0%

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $224,898,874. The gross unrealized appreciation and depreciation on securities based on tax cost was $18,564,048 and $31,874,221, respectively, with a net unrealized depreciation of $13,310,173.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

4

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS 92.7%
MATERIALS 92.7%
Metals & Mining 92.7%
Agnico-Eagle Mines, Ltd.	Canada	963,164	$52,636,913
Agnico-Eagle Mines, Ltd.-Canadian Exchange	Canada	173,700	9,514,323
Alamos Gold, Inc. *	Canada	597,600	4,288,576
Anatolia Minerals Development, Ltd. *	Canada	1,894,100	3,865,133
Anglo Platinum, Ltd.	South Africa	92,526	12,139,532
AngloGold Ashanti, Ltd., ADR	South Africa	370,591	12,218,385
Aquarius Platinum, Ltd.	Bermuda	767,649	7,565,593
Aurelian Resources, Inc. *	Canada	1,625,184	10,361,698
Aurizon Mines, Ltd. *	Canada	2,395,700	11,180,869
Avoca Resources, Ltd. *	Australia	1,300,000	2,092,509
Barrick Gold Corp.	Canada	1,489,083	63,062,665
BHP Billiton plc	United Kingdom	190,661	6,361,836
Centerra Gold, Inc. *	Canada	1,000,000	5,077,133
Companhia Vale do Rio Doce, ADR	Brazil	173,872	5,221,376
Compania de Minas Buenaventura SA, ADR	Peru	679,644	18,289,220
Detour Gold Corp.	Canada	190,000	3,413,396
Detour Gold Corp.-Canadian Exchange	Canada	75,000	1,362,039
Eldorado Gold Corp. *	Canada	187,000	1,502,646
Eldorado Gold Corp.-Canadian Exchange *	Canada	4,313,000	35,204,726
Entree Gold, Inc.	Canada	750,000	1,332,748
Etruscan Resources, Inc. * +	Canada	1,800,000	2,091,388
Exeter Resource Corp.	Canada	285,000	996,192
First Quantum Minerals, Ltd.	Canada	120,500	8,293,346
FNX Mining Co., Inc. *	Canada	142,939	2,516,296
Franco-Nevada Corp.	Canada	42,500	186,731
Franco-Nevada Corp. 144A	Canada	165,000	3,423,404
Freeport-McMoRan Copper & Gold, Inc.	United States	142,286	13,766,170
Fresnillo plc *	United Kingdom	500,000	3,898,789
Gammon Gold, Inc. *	Canada	220,200	2,257,469
Gammon Gold, Inc.-Canadian Exchange *	Canada	265,700	2,723,931
Gold Fields, Ltd., ADR	South Africa	1,199,196	14,162,505
Goldcorp, Inc.	Canada	996,694	37,226,521
Goldcorp, Inc., Class A	Canada	917,254	34,166,413
Golden Star Resources, Ltd. *	Canada	2,324,369	5,880,654
Great Basin Gold, Ltd. *	Canada	2,764,700	9,636,769
Harry Winston Diamond Corp.	Canada	287,800	6,111,746
Hochschild Mining plc	United Kingdom	1,600,251	9,704,216
IAMGOLD Corp.	Canada	1,269,044	8,462,771
Impala Platinum Holdings, Ltd.	South Africa	819,346	27,373,328
International Minerals Corp. +	Canada	200,700	975,870
Jaguar Mining, Inc.	Canada	450,000	4,859,402
Jinshan Gold Mines, Inc.	Canada	400,000	898,262
Kinross Gold Corp.-Canadian Exchange *	Canada	3,617,284	65,938,969
Lihir Gold, Ltd. *	Papua New Guinea	11,607,161	30,089,507
Lonmin plc	United Kingdom	197,807	9,461,694
Minefinders Corp., Ltd. *	Canada	150,000	1,479,203
Nautilus Minerals, Inc. *	Canada	254,934	400,746
Newcrest Mining, Ltd.	Australia	2,426,510	67,300,275
Newmont Mining Corp.	United States	791,455	37,958,182
OceanaGold Corp. * +	Canada	1,279,400	874,419
Orezone Resources, Inc. *	Canada	2,750,000	2,337,500
Pan American Silver Corp. *	Canada	177,852	5,504,519
Platmin, Ltd. +	Canada	425,000	1,908,807
Polymetal, GDR * 144A	Russia	318,276	2,514,470
QGX, Ltd.	Canada	600,000	2,823,667

1

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Randgold Resources, Ltd., ADS	Channel Islands	1,631,922	$83,521,768
Red Back Mining, Inc. * 144A	Canada	200,000	1,671,549
Red Back Mining, Inc. *	Canada	1,453,007	12,328,286
Rio Tinto plc	United Kingdom	55,980	5,869,930
Rockwell Diamonds, Inc. * +	Canada	3,750,000	951,963
Royal Gold, Inc.	United States	240,101	8,566,804
Semafo, Inc. *	Canada	1,593,100	2,177,641
Silver Standard Resources, Inc. *	Canada	66,696	1,886,830
Silver Wheaton Corp.	Canada	150,000	1,944,000
Silvercorp Metals, Inc.	Canada	761,448	3,680,109
Sino Gold Mining, Ltd. *	Australia	2,279,171	10,814,515
Troy Resources NL +	Canada	575,000	982,474
Western Goldfields, Inc. *	Canada	400,000	859,207
Xstrata plc	United Kingdom	44,854	3,215,032
Yamana Gold, Inc.	Canada	640,537	7,923,443
Yamana Gold, Inc.-Canadian Exchange	Canada	2,297,040	28,393,406

Total Common Stocks (cost $546,903,145)			869,682,404

PRIVATE PLACEMENT 1.8%
Evergreen Special Investments (Cayman) SPC * ° ø (cost $11,882,323)	Cayman Islands	10,069	16,977,452

WARRANTS 0.2%
MATERIALS 0.2%
Metals & Mining 0.2%
Etruscan Resources, Inc., Expiring 11/2/2010 * +	Canada	217,500	59,461
Golden Star Resources, Ltd., Expiring 11/28/2008 * + ☐	Canada	432,000	28,344
Great Basin Gold, Ltd., Expiring 4/20/2009 *	Canada	300,000	181,605
Nautilus Minerals, Inc., Expiring 2/20/2009 * + ☐	Canada	225,650	0
Nevsun Resources, Ltd., Expiring 12/19/2008 * + ☐	Canada	100,000	0
Rockwell Diamonds, Inc., Expiring 5/9/2009 * + ☐	Canada	3,750,000	330
Silver Wheaton Corp., Expiring 8/5/2009 *	Canada	875,000	1,640,305
SouthernEra Resources, Ltd., Expiring 11/17/2008 * + ☐	Canada	800,000	0
U.S. Gold Corp., Expiring 2/11/2022 * +	Canada	250,000	207,479

Total Warrants (cost $790,698)			2,117,524

	Country	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 2.2%
MATERIALS 2.2%
Metals & Mining 2.2%
Lyxor Gold Bullion Securities, Ltd. * ¤ (cost $13,181,618)	United Kingdom	$22,229,400	20,008,906

	Country	Shares	Value

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.11% ø q (cost $27,085,789)	United States	27,085,789	27,085,789

Total Investments (cost $599,843,573) 99.8%			935,872,075
Other Assets and Liabilities 0.2%			2,115,853

Net Assets 100.0%			$937,987,928

2

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

*	Non-income producing security
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

°	Affiliated company
ø	In addition to the Fund, Evergreen Investment Management Company, LLC is the investment advisor to these holdings.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of July 31, 2008:

Canada	52.8%
Channel Islands	9.2%
Australia	8.8%
South Africa	7.3%
United States	6.6%
United Kingdom	6.4%
Papua New Guinea	3.3%
Peru	2.0%
Cayman Islands	1.9%
Bermuda	0.8%
Brazil	0.6%
Russia	0.3%

100.0%

During the period ended July 31, 2008, the Fund invested in a wholly-owned subsidiary. A summary of the transaction with the affiliate for the period ended July 31, 2008 was as follows:

Affiliate	Beginning Shares	Shares Purchased	Shares Sold	Amount of Equity in Net Profit and Loss	Value, End of Period

Evergreen Special Investments (Cayman) SPC	9,969	100	0	$5,095,129	$16,977,452

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $600,173,967. The gross unrealized appreciation and depreciation on securities based on tax cost was $377,906,435 and $42,208,327, respectively, with a net unrealized appreciation of $335,698,108.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

3

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date: September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: September 24, 2008

By:
Kasey Phillips
Principal Financial Officer

Date: September 24, 2008